RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Summary of restatements of certain amounts in the financial statements (Detail) - USD ($)	4 Months Ended
	Dec. 31, 2020	Oct. 27, 2020	Aug. 19, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability	$ 34,974,813	$ 29,954,941
Additional Paid-in Capital	10,280,339	5,003,860
Accumulated Deficit	(5,281,503)
Shareholders' Equity	5,000,008		$ 0
Change in fair value of warrants	(5,019,872)
Net loss	(5,281,503)
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional Paid-in Capital	5,260,809	5,004,160
Accumulated Deficit	(261,631)
Shareholders' Equity	5,000,001
Net loss	(261,631)
Current Period Restatement Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability	34,974,813	29,954,941
Additional Paid-in Capital	5,019,530	(300)
Accumulated Deficit	(5,019,872)
Shareholders' Equity	7
Change in fair value of warrants	(5,019,872)
Net loss	(5,019,872)
Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary Shares Subject to Possible Redemption	226,574,260	207,725,769
Class A Ordinary Shares	$ 484	423
Basic and diluted net loss per share, Class B	$ 0.00
Common Class A [Member] | Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary Shares Subject to Possible Redemption	$ 261,549,080	237,680,710
Class A Ordinary Shares	135	123
Common Class A [Member] | Current Period Restatement Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary Shares Subject to Possible Redemption	(34,974,813)	(29,954,941)
Class A Ordinary Shares	349	$ 300
Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Ordinary Shares	$ 688
Basic and diluted net loss per share, Class B	$ (0.82)
Common Class B [Member] | Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Basic and diluted net loss per share, Class B	(0.05)
Common Class B [Member] | Current Period Restatement Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Basic and diluted net loss per share, Class B	$ (0.77)